Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
US Real Estate Portfolio (First Prospectus Summary) | US Real Estate Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. Real Estate Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies
		in the U.S. real estate industry, including real estate investment trusts.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio (Class I)
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating
		Expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio
		turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual
		costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Portfolio's equity investments may include convertible securities.

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The Adviser's proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market. The Adviser generally considers selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the U.S. real estate industry.
This policy may be changed without shareholder approval; however, you would be
		notified in writing of any changes.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the U.S. real estate industry.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Real Estate. Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, U.S. real estate securities, may under perform relative to other sectors or the overall market.

• REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Portfolio indirectly bears management expenses along with the direct expenses of the Portfolio. Individual
REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the
Internal Revenue Code of 1986, as amended, in order to qualify for the tax-free pass through of income. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing return to the Portfolio on its investment in the company.

• Non-Diversified Portfolio. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the
		Portfolio's overall value to decline to a greater degree.
Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
I shares year-by-year and by showing how the Portfolio's Class I shares' average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower.
How the Portfolio has performed in the past does not necessarily indicate how
		the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares year-by-year and by showing how the Portfolio's Class I shares' average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return--Calendar Years (Class I) Commenced operations on March 3, 1997
Bar Chart, Closing	rr_BarChartClosingTextBlock	High 07/09 - 09/09 30.30% Quarter Low Quarter 10/08 - 12/08 - 37.80%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (Class I) (for the calendar periods ended December 31, 2011)
US Real Estate Portfolio (First Prospectus Summary) | US Real Estate Portfolio | FTSE NAREIT Equity REITs Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE NAREIT Equity REITs Index	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.42%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.20%
US Real Estate Portfolio (First Prospectus Summary) | US Real Estate Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
US Real Estate Portfolio (First Prospectus Summary) | US Real Estate Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Annual Return 2002	rr_AnnualReturn2002	(0.79%)
Annual Return 2003	rr_AnnualReturn2003	37.51%
Annual Return 2004	rr_AnnualReturn2004	36.39%
Annual Return 2005	rr_AnnualReturn2005	17.05%
Annual Return 2006	rr_AnnualReturn2006	38.04%
Annual Return 2007	rr_AnnualReturn2007	(17.07%)
Annual Return 2008	rr_AnnualReturn2008	(37.89%)
Annual Return 2009	rr_AnnualReturn2009	28.36%
Annual Return 2010	rr_AnnualReturn2010	29.96%
Annual Return 2011	rr_AnnualReturn2011	5.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.80%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	U.S. Real Estate Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.59%

[1]	The FTSE NAREIT (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax qualified equity REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market List. It is not possible to invest directly in an index.
[2]	The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.